UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-06336

Franklin Templeton International Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/15

Item 1. Schedule of Investments.

Franklin Templeton International Trust
Statement of Investments, January 31, 2015 (unaudited)

Franklin India Growth Fund	Shares	Value
Common Stocks (Cost $1,505,544) 1.5%
IT Services 1.5%
[a]Cognizant Technology Solutions Corp., A (United States)	40,000	$2,165,200
Mutual Funds (Cost $93,920,595) 98.0%
Diversified Financial Services 98.0%
[a]FT (Mauritius) Offshore Investments Ltd. (India)	9,411,048	138,510,111
Total Investments (Cost $95,426,139) 99.5%		140,675,311
Other Assets, less Liabilities 0.5%		663,924
Net Assets 100.0%		$141,339,235

a Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust

Statement of Investments, January 31, 2015 (unaudited)

Franklin World Perspectives Fund	Industry	Shares/Units	Value
Common Stocks and Other Equity Interests 96.8%
Australia 1.5%
Amcor Ltd.	Containers & Packaging	6,191	$61,580
Australia & New Zealand Banking Group Ltd.	Banks	604	15,513
BHP Billiton Ltd.	Metals & Mining	2,637	60,052
Brambles Ltd.	Commercial Services & Supplies	8,439	69,622
Commonwealth Bank of Australia	Banks	753	52,353
Computershare Ltd.	IT Services	3,062	27,716
CSL Ltd.	Biotechnology	1,014	69,410
FlexiGroup Ltd.	Consumer Finance	6,990	15,994
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	294	8,652
Origin Energy Ltd.	Oil, Gas & Consumable Fuels	2,562	21,296
Woolworths Ltd.	Food & Staples Retailing	1,428	35,321
			437,509
Belgium 2.2%
Anheuser-Busch InBev NV	Beverages	2,647	323,239
bpost SA	Air Freight & Logistics	12,415	327,054
			650,293
Brazil 0.4%
Ambev SA	Beverages	5,800	38,120
BRF SA	Food Products	1,100	26,401
CETIP SA Mercados Organizados	Capital Markets	2,900	37,245
Fleury SA	Health Care Providers & Services	1,500	7,745
			109,511
Canada 4.5%
Agrium Inc.	Chemicals	250	26,679
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	750	29,394
ARC Resources Ltd.	Oil, Gas & Consumable Fuels	300	5,431
ATCO Ltd., I	Multi-Utilities	375	14,520
Bank of Montreal	Banks	750	43,055
Bank of Nova Scotia	Banks	950	45,660
Baytex Energy Corp.	Oil, Gas & Consumable Fuels	500	7,761
Bonavista Energy Corp.	Oil, Gas & Consumable Fuels	2,700	12,752
Brookfield Asset Management Inc., A	Real Estate Management &
	Development	1,450	73,904
Calfrac Well Services Ltd.	Energy Equipment & Services	1,975	12,686
Canadian Energy Services & Technology Corp., A	Energy Equipment & Services	1,500	6,341
Canadian Imperial Bank of Commerce	Banks	825	57,264
Canadian National Railway Co.	Road & Rail	1,300	85,671
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	1,025	29,724
Canadian Pacific Railway Ltd.	Road & Rail	200	34,866
CanElson Drilling Inc.	Energy Equipment & Services	1,900	4,831
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	1,150	21,789
[a]Crew Energy Inc.	Oil, Gas & Consumable Fuels	2,600	10,704
Enbridge Inc.	Oil, Gas & Consumable Fuels	1,125	54,505
Franco-Nevada Corp.	Metals & Mining	450	25,975
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	200	11,678
Home Capital Group Inc.	Thrifts & Mortgage Finance	325	10,745
IGM Financial Inc.	Capital Markets	500	17,164
[a]Kelt Exploration Ltd.	Oil, Gas & Consumable Fuels	1,425	7,067
Keyera Corp.	Oil, Gas & Consumable Fuels	150	8,855
MacDonald Dettwiler and Associates Ltd.	Aerospace & Defense	515	37,839
Major Drilling Group International Inc.	Metals & Mining	1,700	9,099
Metro Inc., A	Food & Staples Retailing	450	35,620
Mullen Group Ltd.	Energy Equipment & Services	650	10,433
[a]Nuvista Energy Ltd.	Oil, Gas & Consumable Fuels	3,900	21,919
Onex Corp.	Diversified Financial Services	475	26,079
Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	425	10,739
Potash Corp. of Saskatchewan Inc.	Chemicals	850	30,952
Power Corp. of Canada	Insurance	1,400	33,766

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Power Financial Corp.	Insurance	1,125	30,365
Rogers Communications Inc., B	Wireless Telecommunication
	Services	450	16,004
Royal Bank of Canada	Banks	900	50,823
Saputo Inc.	Food Products	700	20,134
Savanna Energy Services Corp.	Energy Equipment & Services	3,400	6,022
SNC-Lavalin Group Inc., A	Construction & Engineering	625	20,687
Thomson Reuters Corp.	Media	1,575	60,451
The Toronto-Dominion Bank	Banks	1,300	51,779
[a]Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	600	16,502
TransCanada Corp.	Oil, Gas & Consumable Fuels	675	30,041
[a]Valeant Pharmaceuticals International Inc.	Pharmaceuticals	900	143,973
			1,322,248
Chile 0.2%
iShares MSCI Chile Capped ETF	Foreign Equity	1,218	46,418

China 2.2%
[a]Alibaba Group Holding Ltd., ADR	Internet Software & Services	888	79,103
[a]Baidu Inc., ADR	Internet Software & Services	407	88,694
Brilliance China Automotive Holdings Ltd.	Automobiles	6,000	11,021
China Construction Bank Corp., H	Banks	41,000	33,002
China Huishan Dairy Holdings Co. Ltd.	Food Products	71,000	11,265
China Merchants Bank Co. Ltd., H	Banks	13,502	30,270
China Overseas Land & Investment Ltd.	Real Estate Management &
	Development	24,000	69,966
China Resources Land Ltd.	Real Estate Management &
	Development	2,444	6,274
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	23,000	63,046
[a]Ctrip.com International Ltd., ADR	Internet & Catalog Retail	548	26,060
Dongfeng Motor Group Co. Ltd., H	Automobiles	16,000	23,364
[a]HC International Inc.	Internet Software & Services	8,000	5,944
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	34,000	36,709
Ping An Insurance (Group) Co. of China Ltd.	Insurance	5,500	58,496
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,000	14,447
Tencent Holdings Ltd.	Internet Software & Services	4,700	79,967
			637,628
Egypt 0.1%
[a]Egyptian Financial Group-Hermes Holding	Capital Markets	4,007	9,334
Talaat Moustafa Group	Real Estate Management &
	Development	6,250	9,486
			18,820
Euro Community 0.7%
iShares MSCI Emerging Markets Eastern Europe ETF	Foreign Equity	13,512	208,490

Finland 0.7%
Outotec OYJ	Construction & Engineering	36,888	213,562

France 3.7%
Euler Hermes Group	Insurance	3,049	299,517
Legrand SA	Electrical Equipment	5,887	317,217
Neopost SA	Technology Hardware, Storage &
	Peripherals	1,798	93,431
Sanofi	Pharmaceuticals	4,009	371,359
			1,081,524
Germany 1.7%
GFK AG	Media	5,969	237,754
Takkt AG	Internet & Catalog Retail	14,496	247,269
			485,023
Hong Kong 0.9%
AIA Group Ltd.	Insurance	23,200	135,268
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,800	15,984
Hong Kong Exchanges & Clearing Ltd.	Diversified Financial Services	2,242	51,652
Samsonite International SA	Textiles, Apparel & Luxury Goods	8,400	25,518

Franklin Templeton International Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Sands China Ltd.	Hotels, Restaurants & Leisure	1,200	5,874
Techtronic Industries Co. Ltd.	Household Durables	8,000	26,212
			260,508
India 2.0%
[b]Franklin India Growth Fund, Class R6	Foreign Equity	42,949	585,820

Indonesia 0.6%
Bank Central Asia Tbk PT	Banks	50,100	52,898
Bank Mandiri Persero Tbk PT	Banks	27,300	23,706
Jasa Marga Persero Tbk PT	Transportation Infrastructure	20,800	11,823
Kalbe Farma Tbk PT	Pharmaceuticals	243,700	35,879
Mayora Indah Tbk PT	Food Products	6,600	12,635
Mitra Adiperkasa Tbk PT	Multiline Retail	17,900	8,302
Surya Citra Media Tbk PT	Media	113,985	30,729
			175,972
Italy 2.2%
Banca Generali	Capital Markets	11,142	311,392
Prysmian SpA	Electrical Equipment	18,522	343,143
			654,535
Japan 5.8%
Coca-Cola West Company Ltd.	Beverages	3,206	46,071
Hitachi Ltd.	Electronic Equipment, Instruments
	& Components	7,899	60,340
Hokuriku Electric Power Co.	Electric Utilities	3,126	44,469
Hoya Corp.	Electronic Equipment, Instruments
	& Components	1,863	72,940
INPEX Corp.	Oil, Gas & Consumable Fuels	1,357	15,064
ITOCHU Corp.	Trading Companies & Distributors	8,576	87,611
KDDI Corp.	Wireless Telecommunication
	Services	607	43,216
Keio Corp.	Road & Rail	14,409	118,250
Keyence Corp.	Electronic Equipment, Instruments
	& Components	148	69,915
Komatsu Ltd.	Machinery	3,644	72,343
Mazda Motor Corp.	Automobiles	2,443	50,902
Mitsubishi Estate Co. Ltd.	Real Estate Management &
	Development	3,796	77,025
Mitsubishi UFJ Financial Group Inc.	Banks	14,652	78,870
Nippon Steel Sumitomo Metal Corp.	Metals & Mining	18,254	43,123
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	182	44,181
Panasonic Corp.	Household Durables	4,811	55,374
Seven & I Holdings Co. Ltd.	Food & Staples Retailing	1,895	69,975
Shin-Etsu Chemical Co. Ltd.	Chemicals	918	61,333
SoftBank Corp.	Wireless Telecommunication
	Services	845	50,089
Sumitomo Mitsui Financial Group Inc.	Banks	2,185	74,228
T&D Holdings Inc.	Insurance	6,182	70,496
Taisei Corp.	Construction & Engineering	6,407	37,472
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	2,471	124,176
Toyota Industries Corp.	Auto Components	1,338	72,786
Toyota Motor Corp.	Automobiles	2,394	155,809
			1,696,058
Kuwait 0.1%
Kuwait Projects Co. Holding KSC	Diversified Financial Services	4,727	11,211
Mabanee Co. SAKC	Real Estate Management &
	Development	2,817	9,353
			20,564
Luxembourg 0.1%
L'Occitane International SA	Specialty Retail	11,750	29,707

Malaysia 0.2%
[a,c]7-Eleven Malaysia Holdings Bhd., 144A	Food & Staples Retailing	27,800	10,337

Franklin Templeton International Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Nestle (Malaysia) Bhd.	Food Products	1,600	31,511
			41,848
Mexico 0.5%
iShares MSCI Mexico Capped ETF	Foreign Equity	2,653	149,231

Netherlands 0.6%
Koninklijke Boskalis Westminster NV	Construction & Engineering	3,597	159,791

Norway 0.7%
TGS Nopec Geophysical Co. ASA	Energy Equipment & Services	9,013	209,382

Oman 0.0%†
Bank Muscat SAOG	Banks	6,020	9,443

Qatar 0.0%†
Gulf International Services QSC	Energy Equipment & Services	301	8,265

Singapore 0.4%
DBS Group Holdings Ltd.	Banks	2,047	29,934
Global Logistic Properties Ltd.	Real Estate Management &
	Development	18,000	33,651
OSIM International Ltd.	Specialty Retail	12,000	17,202
Singapore Exchange Ltd.	Diversified Financial Services	4,000	22,966
Singapore Technologies Engineering Ltd.	Aerospace & Defense	6,000	14,897
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	3,000	9,045
			127,695
South Africa 0.5%
iShares MSCI South Africa ETF	Foreign Equity	2,217	149,825

South Korea 1.2%
[a,c]Cheil Industries Inc., 144A	Industrial Conglomerates	198	24,427
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	73	16,190
Hyundai Motor Co.	Automobiles	506	77,800
Hyundai Wia Corp.	Auto Components	207	28,917
Lotte Chemical Corp.	Chemicals	119	18,837
POSCO	Metals & Mining	128	29,318
Samsung C&T Corp.	Trading Companies & Distributors	168	8,504
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	90	111,439
[c]Samsung SDS Co. Ltd., 144A	IT Services	124	29,751
Shinsegae International Co. Ltd.	Specialty Retail	179	14,613
			359,796
Spain 1.0%
[a]Mediaset Espana Comunicacion SA	Media	24,338	296,792

Sri Lanka 0.1%
Nestle Lanka PLC	Food Products	2,132	36,764

Switzerland 0.3%
Roche Holding AG	Pharmaceuticals	271	73,309

Taiwan 1.4%
Cathay Financial Holding Co. Ltd.	Insurance	22,650	32,467
Chroma Ate Inc.	Electronic Equipment, Instruments
	& Components	13,000	32,314
[a]E Ink Holdings Inc.	Electronic Equipment, Instruments
	& Components	58,000	26,129
Epistar Corp.	Semiconductors & Semiconductor
	Equipment	13,000	23,017
GeoVision Inc.	Electronic Equipment, Instruments
	& Components	8,000	29,488
Hota Industrial Manufacturing Co. Ltd.	Auto Components	19,000	34,298
Poya Co. Ltd.	Multiline Retail	8,000	66,789
President Chain Store Corp.	Food & Staples Retailing	4,000	30,622

Franklin Templeton International Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Taiwan Mobile Co. Ltd.	Wireless Telecommunication
	Services	8,000	26,211
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	21,570	95,815
			397,150
Thailand 1.0%
AP Thailand PCL, fgn.	Real Estate Management &
	Development	106,400	20,805
Bangkok Bank PCL, fgn.	Banks	2,300	13,492
BEC World PCL, fgn.	Media	15,900	25,018
Bumrungrad Hospital PCL, fgn.	Health Care Providers & Services	4,100	19,542
CP ALL PCL, fgn.	Food & Staples Retailing	16,200	20,541
Kasikornbank PCL, fgn.	Banks	5,200	35,588
Major Cineplex Group PCL, fgn.	Media	21,100	17,406
MK Restaurant Group PCL, fgn.	Hotels, Restaurants & Leisure	4,800	8,543
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	4,700	49,685
The Siam Cement PCL, fgn.	Construction Materials	1,900	28,909
Siam Commercial Bank PCL, fgn.	Banks	8,990	49,304
			288,833
United Arab Emirates 0.1%
[a]Air Arabia PJSC	Airlines	28,000	12,654
Emaar Properties PJSC	Real Estate Management &
	Development	8,429	15,375
Emirates NBD PJSC	Banks	3,750	9,199
			37,228
United Kingdom 9.6%
Ashmore Group PLC	Capital Markets	68,547	289,726
Berendsen PLC	Commercial Services & Supplies	8,336	139,880
The Berkeley Group Holdings PLC	Household Durables	6,890	251,469
De La Rue PLC	Commercial Services & Supplies	26,011	203,150
Drax Group PLC	Independent Power & Renewable
	Electricity Producers	33,393	181,331
Experian PLC	Professional Services	12,244	216,338
IMI PLC	Machinery	9,926	190,781
Imperial Tobacco Group PLC	Tobacco	5,741	270,153
International Personal Finance PLC	Consumer Finance	42,641	279,722
ITE Group PLC	Media	83,986	165,409
Mears Group PLC	Commercial Services & Supplies	4,103	25,648
Reckitt Benckiser Group PLC	Household Products	3,171	268,916
Reed Elsevier NV	Media	11,695	287,213
Rio Tinto Ltd.	Metals & Mining	1,181	52,908
			2,822,644
United States 49.6%
[a]Actavis PLC	Pharmaceuticals	1,750	466,445
Advance Auto Parts Inc.	Specialty Retail	1,000	159,000
[a]Affiliated Managers Group Inc.	Capital Markets	550	113,036
[a]Amazon.com Inc.	Internet & Catalog Retail	700	248,171
American Tower Corp.	Real Estate Investment Trusts
	(REITs)	2,550	247,222
AMETEK Inc.	Electrical Equipment	1,630	78,077
Apple Inc.	Technology Hardware, Storage &
	Peripherals	8,400	984,144
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	9,500	216,980
[a]Biogen Idec Inc.	Biotechnology	1,650	642,114
Bristol-Myers Squibb Co.	Pharmaceuticals	3,500	210,945
[a]Cavium Inc.	Semiconductors & Semiconductor
	Equipment	3,400	199,954
[a]Celgene Corp.	Biotechnology	5,250	625,590
[a]Cerner Corp.	Health Care Technology	2,300	152,605
[a]Charter Communications Inc., A	Media	1,030	155,648
[a]Chipotle Mexican Grill Inc.	Hotels, Restaurants & Leisure	210	149,066
[a]Cognizant Technology Solutions Corp., A	IT Services	4,010	217,061

Franklin Templeton International Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
[a]CoStar Group Inc.	Internet Software & Services	740	136,537
Cytec Industries Inc.	Chemicals	1,960	94,060
[a]DexCom Inc.	Health Care Equipment & Supplies	1,200	71,736
Ecolab Inc.	Chemicals	2,800	290,556
[a]Edwards Lifesciences Corp.	Health Care Equipment & Supplies	540	67,689
[a]Electronic Arts Inc.	Software	4,100	224,926
[a]Envision Healthcare Holdings Inc.	Health Care Providers & Services	4,500	154,710
[a]Facebook Inc., A	Internet Software & Services	5,700	432,687
[a]FleetCor Technologies Inc.	IT Services	1,400	196,700
[a]HD Supply Holdings Inc.	Trading Companies & Distributors	7,470	215,360
Honeywell International Inc.	Aerospace & Defense	1,870	182,811
[a]IDEXX Laboratories Inc.	Health Care Equipment & Supplies	500	79,210
[a]IHS Inc., A	Professional Services	1,850	212,991
[a]Illumina Inc.	Life Sciences Tools & Services	1,550	302,544
[a]Incyte Corp.	Biotechnology	1,350	107,609
[a]Insulet Corp.	Health Care Equipment & Supplies	1,510	44,379
Intercontinental Exchange Inc.	Diversified Financial Services	590	121,381
[a]Jazz Pharmaceuticals PLC	Pharmaceuticals	750	127,005
Kansas City Southern	Road & Rail	750	82,568
[a]LinkedIn Corp., A	Internet Software & Services	1,310	294,409
[a]LKQ Corp.	Distributors	5,600	144,536
MasterCard Inc., A	IT Services	5,140	421,634
McKesson Corp.	Health Care Providers & Services	1,330	282,824
Mead Johnson Nutrition Co., A	Food Products	1,100	108,339
Medtronic PLC	Health Care Equipment & Supplies	1,800	128,520
[a]Mobileye NV	Software	1,220	48,056
[a]Monster Beverage Corp.	Beverages	1,650	192,968
[a]NetSuite Inc.	Software	1,490	146,661
NIKE Inc., B	Textiles, Apparel & Luxury Goods	2,300	212,175
Pall Corp.	Machinery	1,860	179,974
[a]Palo Alto Networks Inc.	Communications Equipment	1,300	164,307
Polaris Industries Inc.	Leisure Products	500	72,295
Precision Castparts Corp.	Aerospace & Defense	1,600	320,160
[a]The Priceline Group Inc.	Internet & Catalog Retail	220	222,086
[a]Quintiles Transnational Holdings Inc.	Life Sciences Tools & Services	1,820	110,110
[a]Regeneron Pharmaceuticals Inc.	Biotechnology	380	158,331
Resmed Inc., CDI	Health Care Equipment & Supplies	10,000	62,887
Roper Industries Inc.	Industrial Conglomerates	1,310	202,185
[a]Salesforce.com Inc.	Software	3,730	210,559
[a]Signature Bank	Banks	1,590	186,237
[a]Spirit Airlines Inc.	Airlines	2,400	177,936
Starbucks Corp.	Hotels, Restaurants & Leisure	1,490	130,420
[a]Stericycle Inc.	Commercial Services & Supplies	1,700	223,193
[a]SVB Financial Group	Banks	1,310	147,899
[a]Tesla Motors Inc.	Automobiles	350	71,260
Tractor Supply Co.	Specialty Retail	1,960	159,093
[a]TRI Pointe Homes Inc.	Household Durables	7,010	100,453
Twenty-First Century Fox Inc., B	Media	6,440	205,114
[a]Under Armour Inc., A	Textiles, Apparel & Luxury Goods	2,200	158,576
Vanguard Consumer Discretionary ETF	Diversified Consumer Services	1,544	174,904
Vanguard Financials ETF	Diversified Financial Services	4,745	222,825
Vanguard Telecommunication Services ETF	Diversified Telecommunication
	Services	438	36,402
Vanguard Utilities ETF	Electric Utilities	417	43,610
Visa Inc., A	IT Services	1,500	382,365
The Walt Disney Co.	Media	2,460	223,762
Whole Foods Market Inc.	Food & Staples Retailing	2,000	104,190
[a]Zebra Technologies Corp., A	Electronic Equipment, Instruments
	& Components	1,000	83,460
			14,526,232
Total Common Stocks and Other Equity Interests (Cost $23,349,409)			28,328,418

Franklin Templeton International Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Participatory Notes 0.2%
Saudi Arabia 0.2%
HSBC Bank PLC,
Banque Saudi Fransi, 2/23/15	Banks	1,107	10,248
[a] Dar Al Arkan Real Estate Development Co., 8/10/15	Real Estate Management &
	Development	2,714	7,364
[c] Samba Financial Group, 144A, 6/29/17	Banks	1,025	12,488
[c] Saudi Basic Industries Corp., 144A, 10/31/16	Chemicals	728	16,703
[a] Yanbu National Petrochemicals Co., 7/31/17	Chemicals	915	11,586
Merrill Lynch International & Co. CV, Al Tayyar Travel Group, 6/10/15	Hotels, Restaurants & Leisure	308	11,306
Total Participatory Notes (Cost $64,382)			69,695
Preferred Stocks 0.7%
Brazil 0.5%
Banco Bradesco SA, pfd.	Banks	1,800	22,634
Cia de Saneamento do Parana, pfd.	Water Utilities	7,200	13,421
Companhia Brasileira de Distribuicao, pfd., A	Food & Staples Retailing	600	19,930
Itausa - Investimentos Itau SA, pfd.	Banks	11,775	40,122
Petroleo Brasileiro SA, pfd.	Oil, Gas & Consumable Fuels	3,900	11,893
Suzano Papel e Celulose SA, pfd., A	Paper & Forest Products	5,300	21,478
	Diversified Telecommunication
Telefonica Brasil SA, pfd.	Services	600	11,139
			140,617
South Korea 0.2%
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd., pfd.	Peripherals	66	63,820

Total Preferred Stocks (Cost $223,231)			204,437
Total Investments (Cost $23,637,022) 97.7%			28,602,550

Other Assets, less Liabilities 2.3%			673,373
Net Assets 100.0%			$29,275,923

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Franklin India Growth Fund is an affiliated open-end management investment company.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2015, the aggregate value of these securities was $93,706, representing 0.32% of net assets.

At January 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forw ard Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Japanese Yen	BKF	Sell	160,499,474	$1,339,617	3/26/15	$-	$(27,630)
Net unrealized appreciation (depreciation)							$(27,630)

[a]May be comprised of multiple contracts w ith the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty
BKF Deutsche Bank AG

Selected Portfolio
ADR American Depositary Receipt
CDI Clearing House Electronic Subregister System Depositary Interest
ETF Exchange Traded Fund

Franklin Templeton International Trust

Statement of Investments, January 31, 2015 (unaudited)

Templeton Foreign Smaller Companies Fund	Industry	Shares	Value
Closed End Funds (Cost $1,029,444) 0.9%
Thailand 0.9%
True Telecommunication Growth Infrastructure Fund	Diversified Financial Services	3,287,700	$1,165,210

Common Stocks 92.7%
Austria 0.8%
Wienerberger AG	Building Products	76,890	1,087,906

Bahamas 1.7%
[a]Steiner Leisure Ltd.	Diversified Consumer Services	53,203	2,320,715

Belgium 1.7%
[a]Ontex Group NV	Personal Products	52,170	1,354,594
[a,b]Ontex Group NV, 144A	Personal Products	40,280	1,045,871
			2,400,465
Brazil 1.4%
Companhia de Saneamento de Minas Gerais	Water Utilities	77,800	493,066
Grendene SA	Textiles, Apparel & Luxury Goods	178,100	924,893
Tupy SA	Auto Components	86,500	467,585
			1,885,544
Canada 5.4%
AGF Management Ltd.	Capital Markets	96,796	548,592
Badger Daylighting Inc.	Construction & Engineering	36,100	642,207
Dorel Industries Inc., B	Household Durables	58,400	1,673,759
Enerflex Ltd.	Energy Equipment & Services	57,600	725,441
Ensign Energy Services Inc.	Energy Equipment & Services	103,700	719,141
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	20,700	515,219
HudBay Minerals Inc.	Metals & Mining	236,930	1,725,128
Laurentian Bank of Canada	Banks	3,400	125,279
Mullen Group Ltd.	Energy Equipment & Services	52,700	845,838
			7,520,604
China 5.2%
China Medical System Holdings Ltd.	Pharmaceuticals	536,000	923,721
China ZhengTong Auto Services Holdings Ltd.	Specialty Retail	1,164,500	585,833
Haier Electronics Group Co. Ltd.	Household Durables	564,000	1,524,167
[a]Kingdee International Software Group Co. Ltd., fgn.	Software	3,168,000	1,029,805
Minth Group Ltd.	Auto Components	930,000	1,943,423
Yingde Gases Group Co. Ltd.	Chemicals	1,805,500	1,220,389
			7,227,338
Finland 4.1%
Amer Sports OYJ	Leisure Products	147,290	2,808,598
Huhtamaki OYJ	Containers & Packaging	102,140	2,802,640
			5,611,238
France 1.1%
Ipsos	Media	56,640	1,477,056

Germany 8.2%
DMG MORI SEIKI AG	Machinery	56,760	1,859,449
Gerresheimer AG	Life Sciences Tools & Services	45,980	2,513,700
[a]Grand City Properties SA	Real Estate Management &
	Development	99,200	1,624,889
[a]Kloeckner & Co. SE	Trading Companies & Distributors	134,190	1,389,756
Leoni AG	Auto Components	23,440	1,468,790
Rational AG	Machinery	7,540	2,486,702
			11,343,286
Hong Kong 7.3%
Luk Fook Holdings (International) Ltd.	Specialty Retail	401,000	1,500,071
NewOcean Energy Holdings Ltd.	Oil, Gas & Consumable Fuels	2,448,000	899,965
Samsonite International SA	Textiles, Apparel & Luxury Goods	447,600	1,359,723

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Techtronic Industries Co. Ltd.	Household Durables	768,590	2,518,244
Value Partners Group Ltd.	Capital Markets	1,690,700	1,443,757
VTech Holdings Ltd.	Communications Equipment	166,300	2,340,380
			10,062,140
India 1.3%
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	240,502	1,855,531

Indonesia 1.2%
[a,c]Sakari Resources Ltd.	Metals & Mining	1,342,000	1,662,208

Italy 3.3%
Amplifon SpA	Health Care Providers & Services	129,200	773,539
Marr SpA	Food & Staples Retailing	95,710	1,674,761
[a]Sorin SpA	Health Care Equipment & Supplies	899,653	2,091,531
			4,539,831
Japan 15.5%
Aderans Co. Ltd.	Personal Products	60,100	536,201
Asics Corp.	Textiles, Apparel & Luxury Goods	117,800	2,918,299
Capcom Co. Ltd.	Software	70,700	1,193,531
Iida Group Holdings Co. Ltd.	Household Durables	114,366	1,438,033
Keihin Corp.	Auto Components	103,900	1,669,972
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	45,079	3,035,584
MEITEC Corp.	Professional Services	73,600	2,164,798
Nissin Kogyo Co. Ltd.	Auto Components	28,400	438,095
Seria Co. Ltd.	Multiline Retail	7,000	202,912
Square Enix Holdings Co. Ltd.	Software	60,700	1,346,133
Sumitomo Rubber Industries Ltd.	Auto Components	130,500	2,048,627
Tokai Rika Co. Ltd.	Auto Components	38,300	796,877
Tsugami Corp.	Machinery	144,000	831,158
Tsumura & Co.	Pharmaceuticals	90,600	2,075,551
Unipres Corp.	Auto Components	40,400	708,156
			21,403,927
Netherlands 3.8%
Aalberts Industries NV	Machinery	83,407	2,412,993
Arcadis NV	Construction & Engineering	94,288	2,871,043
			5,284,036
Philippines 0.9%
Energy Development Corp.	Independent Power & Renewable
	Electricity Producers	3,612,500	698,877
Vista Land & Lifescapes Inc.	Real Estate Management &
	Development	3,815,300	594,805
			1,293,682
Portugal 1.2%
[b]CTT-Correios de Portugal SA, 144A	Air Freight & Logistics	158,979	1,679,173

Singapore 0.7%
Ezion Holdings Ltd.	Energy Equipment & Services	1,045,660	981,296

South Korea 7.5%
Binggrae Co. Ltd.	Food Products	15,747	1,062,751
BS Financial Group Inc.	Banks	117,243	1,472,982
DGB Financial Group Inc.	Banks	106,728	1,026,231
Halla Visteon Climate Control Corp.	Auto Components	43,881	1,848,941
Hyundai Mipo Dockyard Co. Ltd.	Machinery	9,649	675,710
KIWOOM Securities Co. Ltd.	Capital Markets	14,909	791,162
Korea Investment Holdings Co. Ltd.	Capital Markets	17,296	815,849
Sindoh Co. Ltd.	Technology Hardware, Storage &
	Peripherals	11,513	748,804
Youngone Corp.	Textiles, Apparel & Luxury Goods	38,231	1,955,940
			10,398,370
Spain 0.6%
Tecnicas Reunidas SA	Energy Equipment & Services	21,618	841,662

Franklin Templeton International Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Sweden 0.8%
[a,c]D Carnegie & Co. AB	Real Estate Management &
	Development	228	—
[a]Orexo AB	Pharmaceuticals	32,090	541,969
Oriflame Cosmetics SA, SDR	Personal Products	42,810	574,794
			1,116,763
Switzerland 2.1%
[a]Basilea Pharmaceutica AG	Biotechnology	5,910	684,891
Panalpina Welttransport Holding AG	Air Freight & Logistics	1,580	193,417
Tecan Group AG	Life Sciences Tools & Services	5,150	519,763
Vontobel Holding AG	Capital Markets	43,540	1,456,861
			2,854,932
Taiwan 2.4%
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments
	& Components	379,000	1,862,643
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	670,000	1,445,876
			3,308,519
Thailand 1.0%
Tisco Financial Group PCL, fgn.	Banks	994,800	1,413,327

Turkey 2.1%
Aygaz AS	Gas Utilities	450,975	1,917,160
Turk Traktor ve Ziraat Makineleri AS	Machinery	31,630	1,047,265
			2,964,425
United Kingdom 11.4%
Bellway PLC	Household Durables	30,285	832,078
Bovis Homes Group PLC	Household Durables	62,050	776,702
[a]Chemring Group PLC	Aerospace & Defense	140,390	457,831
Debenhams PLC	Multiline Retail	877,990	995,194
Devro PLC	Food Products	231,000	979,494
Dignity PLC	Diversified Consumer Services	89,815	2,516,363
HomeServe PLC	Commercial Services & Supplies	242,430	1,232,091
[b]Just Retirement Group PLC, 144A	Insurance	787,390	1,652,161
Laird PLC	Electronic Equipment, Instruments
	& Components	451,041	2,165,937
SIG PLC	Trading Companies & Distributors	414,750	1,152,641
[a]TSB Banking Group PLC	Banks	131,080	527,773
UBM PLC	Media	226,802	1,808,941
[a]Vectura Group PLC	Pharmaceuticals	267,270	610,928
			15,708,134
Total Common Stocks (Cost $119,321,206)			128,242,108
Preferred Stocks 0.8%
Brazil 0.2%
Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	89,000	283,019

Germany 0.6%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	8,300	837,660

Total Preferred Stocks (Cost $1,303,755)			1,120,679
Total Investments (Cost $121,654,405) 94.4%			130,527,997

Other Assets, less Liabilities 5.6%			7,815,310
Net Assets 100.0%			$138,343,307

Franklin Templeton International Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2015, the aggregate value of these securities was $4,377,205, representing 3.16% of net assets.
c Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2015, the aggregate value of these securities was $1,662,208, representing 1.20% of net assets.

ABBREVIATIONS

Selected Portfolio

SDR - Swedish Depositary Receipt

Franklin Templeton International Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of four separate funds, three of which are included in this report (Funds), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

Franklin India Growth Fund operates using a “master fund/feeder fund” structure and primarily invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as Franklin India Growth Fund. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of Franklin India Growth Fund’s investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with Franklin India Growth Fund’s Statement of Investments. At January 31, 2015, Franklin India Growth Fund owned 100% of the outstanding shares of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Franklin India Growth Fund’s investment in the Portfolio shares is valued at the Portfolio’s NAV per share. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Statement of Investments, which are included elsewhere in this report.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Franklin World Perspectives Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Franklin World Perspectives Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the fund include failure of the fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the fund’s investment objectives.

Franklin World Perspectives Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. INCOME TAXES

At January 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin	Templeton
		World	Foreign Smaller
	Franklin India	Perspectives	Companies
	Growth Fund*	Fund	Fund

Cost of investments	$91,992,975	$24,017,245	$124,465,858

Unrealized appreciation	$40,417,989	$6,140,697	$22,539,131
Unrealized depreciation	(2,201,490)	(1,555,392)	(16,476,992)
Net unrealized appreciation (depreciation)	$38,216,499	$4,585,305	$6,062,139

*Includes the holdings of the Portfolio.

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Franklin India Growth Fund invests in Indian equity securities through the Portfolio that may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin India Grow th Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,165,200	$-	$-	$2,165,200
Mutual Funds	138,510,111	-	-	138,510,111
Total Investments in Securities	$140,675,311	$-	$-	$140,675,311

Franklin World Perspectives Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$28,532,855	$-	$-	$28,532,855
Participatory Notes	-	69,695	-	69,695
Total Investments in Securities	$28,532,855	$69,695	$-	$28,602,550

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$27,630	$-	$27,630

Templeton Foreign Smaller Companies Fund
Assets:
Investments in Securities:
Closed End Funds	$1,165,210	$-	$-	$1,165,210
Equity Investments:
Indonesia	-	-	1,662,208	1,662,208
All Other Equity Investments[a,b]	127,700,579	-	- [c]	127,700,579
Total Investments in Securities	$128,865,789	$-	$1,662,208	$130,527,997

aFor detailed categories, see the accompanying Statements of Investments.
bIncludes common and preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value at January 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the three months ended January 31, 2015, is as follows:

								Net Change in
								Unrealized
								Appreciation
	Balance at					Net Unrealized		(Depreciation) on
	Beginning	Purchases	Transfers Into	Cost Basis	Net Realized	Appreciation	Balance at	Assets Held at
	of Period	(Sales)	(Out of) Level 3	Adjustments	Gain (Loss)	(Depreciation)	End of Period	Period End
Templeton Foreign Smaller Companies Fund
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$1,702,998	$ -	$-	$-	$-	$(40,790)	$1,662,208	$(40,790)
Sweden	- a	-	-	-	-	-	- [a]	-
Total	$1,702,998	$ -	$-	$-	$-	$(40,790)	$1,662,208	$(40,790)

[a]Includes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2015, are as follows:

					Im pact to Fair
	Fair Value at				Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount	Increases[a]
Templeton Foreign Smaller Companies Fund
Assets:
Investments in Securities:
Equity Investments:
Indonesia	1,662,208	Market comparables	EV / EBITDA multiple	5.7x - 17.4x	Increase[b]
			Discount for lack of marketability	10%	Decrease[b]
All Other Investments[c]	-
Total	$1,662,208

aRepresents the directional change in the fair value of the Level 3 investments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Represents a significant impact to fair value and net assets.
cIncludes securities determined to have no value.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

FT (Mauritius) Offshore Investments Limited

Statement of Investments, January 31, 2015 (unaudited)
(Expressed in U.S. Dollars)
	Shares	Value
Common Stocks 92.3%
India 92.3%
Auto Components 3.2%
Balkrishna Industries Ltd.	119,147	$1,246,604
Bharat Forge Ltd.	79,000	1,317,662
Bosch Ltd.	4,864	1,868,449
		4,432,715
Automobiles 5.0%
Mahindra & Mahindra Ltd.	170,790	3,483,813
Tata Motors Ltd.	74,000	698,179
Tata Motors Ltd., A	436,000	2,558,561
TVS Motor Co. Ltd.	44,600	221,633
		6,962,186
Banks 23.2%
Axis Bank Ltd.	336,000	3,186,090
Bank of Baroda	166,000	516,976
HDFC Bank Ltd.	245,400	4,262,839
ICICI Bank Ltd.	939,000	5,461,089
IndusInd Bank Ltd.	298,863	4,193,327
Karur Vysya Bank Ltd.	59,000	566,502
Kotak Mahindra Bank Ltd.	146,000	3,112,559
Punjab National Bank Ltd.	397,500	1,215,507
State Bank of India	848,520	4,226,859
Yes Bank Ltd.	385,000	5,353,801
		32,095,549
Chemicals 3.5%
Asian Paints Ltd.	198,000	2,738,378
Coromandel International Ltd.	71,000	331,875
Pidilite Industries Ltd.	157,000	1,444,691
Rallis India Ltd.	88,000	320,812
		4,835,756
Construction & Engineering 5.3%
Larsen & Toubro Ltd.	190,000	5,209,674
Voltas Ltd.	483,500	2,093,968
		7,303,642
Construction Materials 4.0%
Ramco Cements Ltd.	174,000	1,020,095
Shree Cements Ltd.	9,392	1,661,194
Ultra Tech Cement Ltd.	57,500	2,911,478
		5,592,767
Consumer Finance 1.4%
Mahindra & Mahindra Financial Services Ltd.	475,000	1,954,911

Diversified Financial Services 1.4%
Credit Analysis and Research Ltd.	71,000	1,913,059

Electrical Equipment 2.5%
Amara Raja Batteries Ltd.	159,430	2,211,889
[a]Havell's India Ltd.	315,000	1,312,667
		3,524,556
Food Products 1.5%
Kaveri Seed Co. Ltd.	36,000	425,156
Nestle India Ltd.	15,000	1,720,341
		2,145,497
Gas Utilities 0.3%
GAIL India Ltd.	70,800	482,882

Hotels, Restaurants & Leisure 0.5%
[a]Indian Hotels Co. Ltd.	329,853	643,537

Quarterly Statement of Investments | See Notes to Statement of Investments.

FT (Mauritius) Offshore Investments Limited

Statement of Investments, January 31, 2015 (unaudited) (continued)
(Expressed in U.S. Dollars)
Industrial Conglomerates 1.0%
Aditya Birla Nuvo Ltd.	46,000		1,333,234
IT Services 11.0%
HCL Technologies Ltd.	151,000		4,362,364
Infosys Ltd.	185,100		6,392,535
Tata Consultancy Services Ltd.	90,542		3,623,499
Tech Mahindra Ltd.	20,000		925,023
			15,303,421
Machinery 5.1%
AIA Engineering Ltd.	72,000		1,320,539
Cummins India Ltd.	182,000		2,616,723
Eicher Motors Ltd.	9,200		2,414,351
SKF India Ltd.	30,000		721,411
			7,073,024
Media 0.9%
Jagran Prakashan Ltd.	560,933		1,226,869
Metals & Mining 2.2%
Hindalco Industries Ltd.	750,000		1,689,372
Tata Steel Ltd.	214,000		1,347,245
			3,036,617
Oil, Gas & Consumable Fuels 4.2%
Bharat Petroleum Corp. Ltd.	279,048		3,369,312
[a]Coal India Ltd.	205,000		1,192,746
Gujarat Mineral Development Corp. Ltd.	410,000		814,446
Petronet LNG Ltd.	174,000		504,577
			5,881,081
Personal Products 1.7%
Marico Ltd.	400,000		2,326,988
Pharmaceuticals 10.2%
Cadila Healthcare Ltd.	54,400		1,437,054
Dr. Reddy's Laboratories Ltd.	67,000		3,492,864
[a]Pfizer Ltd.	25,305		835,345
Sun Pharmaceutical Industries Ltd.	370,150		5,477,340
Torrent Pharmaceuticals Ltd.	161,000		2,854,747
			14,097,350
Textiles, Apparel & Luxury Goods 1.3%
Titan Co. Ltd.	258,778		1,796,672
Wireless Telecommunication Services 2.9%
Bharti Airtel Ltd.	660,000		3,976,807

Total Common Stocks (Cost $88,691,607)			127,939,120
	Principal Amount*
Convertible Bonds (Cost $50,870) 0.1%
India 0.1%
Hotels, Restaurants & Leisure 0.1%
Indian Hotels Co. Ltd., cvt., zero cpn., 3/01/16	56,216	INR	105,154
Total Investments (Cost $88,742,477) 92.4%			128,044,274
Other Assets, less Liabilities 7.6%			10,465,837
Net Assets 100.0%			$138,510,111

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.

FT (Mauritius) Offshore Investments Limited

Statement of Investments, January 31, 2015 (unaudited) (continued)

(Expressed in U.S. Dollars)

ABBREVIATIONS

Currency

INR - Indian Rupee

FT (Mauritius) Offshore Investments Limited

Notes to Statement of Investments (unaudited)

(Expressed in U.S. Dollars)

1. ORGANIZATION

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At January 31, 2015, Franklin India Growth Fund (Fund) owned 100% of the Portfolio.

The following summarizes the Portfolio's significant accounting policies.

2. FINANCIAL INSTRUMENT VALUATION

The Portfolio’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Portfolio calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Portfolio to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Portfolio’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

The Portfolio follows the Fund’s procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Portfolio. As a result, differences may arise between the value of the Portfolio’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Portfolio’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Portfolio for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in Indian equity securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2015, in valuing the Portfolio's assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a]	$127,939,120	$-	$-	$127,939,120
Convertible Bonds	-	105,154	-	105,154
Total Investments in Securities	$127,939,120	$105,154	$-	$128,044,274

[a]For detailed categories, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  March 27, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  March 27, 2015